UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  January 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                   ALLOCATION
                                   SERIES INC.
--------------------------------------------------------------------------------

                        ANNUAL REPORT | JANUARY 31, 2004

SELECT HIGH GROWTH PORTFOLIO

SELECT GROWTH PORTFOLIO

SELECT BALANCED PORTFOLIO

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Letter from the Chairman ...................................................   1

Select High Growth Portfolio:

  Manager Overview .........................................................   3

  Performance Comparison ...................................................   5

Select Growth Portfolio:

  Manager Overview .........................................................   7

  Performance Comparison ...................................................   9

Select Balanced Portfolio:

  Manager Overview .........................................................  11

  Performance Comparison ...................................................  13

Schedules of Investments ...................................................  15

Statements of Assets and Liabilities .......................................  18

Statements of Operations ...................................................  19

Statements of Changes in Net Assets. .......................................  20

Notes to Financial Statements ..............................................  23

Financial Highlights .......................................................  26

Independent Auditors' Report ...............................................  29

Additional Information .....................................................  30

Tax Information ............................................................  33

                            LETTER FROM THE CHAIRMAN

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The funds' fiscal year, which ended January 31, 2004, was a strong one for most equity markets. After struggling through a period of uncertainty leading up to the war in Iraq in February and March of 2003, stock markets embarked on a sustained rise for the next ten months. The S&P 500 Index(i) had a total return of 34.55% during the year ended January 31st. Small capitalization stocks, as represented by the Russell 2000 Index,(ii) did even better, returning 58.03% for the same period. It seems the reason for this dramatic recovery in stock prices was an equally dramatic acceleration in economic activity. Based on preliminary data for the fourth calendar quarter of 2003, the U.S. economy grew at an annualized rate of 6% in the second half of 2003. The problems associated with the collapse of the late 1990s "bubble" -- namely, too much debt and too much capacity in certain industries -- appear to have been overcome, and U.S. businesses have begun to increase their level of capital spending after a severe contraction in 2001 and 2002. So far, the acceleration in economic growth has not ignited any increase in inflation. The result is that bond yields ended the period close to where they began. Ten-year U.S. Treasuries, for example, yielded 3.96% at the end of January 2003, and 4.13% at the end of January 2004. That's not to say that there wasn't any volatility in the interim. In the spring of 2003, before the evidence of renewed growth emerged, markets were worried about the risk of deflation, the 10-year U.S. Treasury bond yield fell as low as 3.1%. Then, as it became clear over the summer that the economy was in fact picking up considerable strength, the yield soared all the way to 4.6% in September, before settling back to 4.1% in January. The end result was that the total return for the broad U.S. bond market (as measured by the Lehman Brothers Aggregate Bond Index(iii)) was 4.85%.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. All index performance reflects no deduction for fees, expenses or taxes.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(ii) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
(iii) The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Please note that an investor cannot invest directly in an index.

                        THE SELECT HIGH GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                            Target Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                            10%    Bond Funds
                            90%    Stock Funds

The Select High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

.................................................................................

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select High Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

--------------------------------------------------------------------------------
                               Performance Review
--------------------------------------------------------------------------------

For the 12 months ended January 31, 2004, the Select High Growth Portfolio returned 44.79%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,(i) the Russell 2000 Index,(ii) the MSCI EAFE Index,(iii) and the Citigroup High-Yield Market Index(iv) returned 34.55%, 58.03%, 46.67%, and 28.11%, respectively, for the same period. The fund outperformed its Lipper multi-cap core variable funds category average, which was 37.74% over the same time frame.(1)

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                             AS OF JANUARY 31, 2004
                            (excluding sales charges)

--------------------------------------------------------------------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
Select High Growth Portfolio                                18.62%       44.79%
--------------------------------------------------------------------------------
S&P 500 Index                                               15.22        34.55
--------------------------------------------------------------------------------
Russell 2000 Index                                          22.67        58.03
--------------------------------------------------------------------------------
MSCI EAFE Index                                             25.35        46.67
--------------------------------------------------------------------------------
Citigroup High-Yield Market Index                           12.60        28.11
--------------------------------------------------------------------------------
Lipper Multi-Cap Core Variable Funds Category Average       15.90        37.74
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The Citigroup High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2004, calculated among the 1,019 funds for the six-month period and among the 971 funds for the 12-month period, in the fund's Lipper multi-cap core variable funds category including the reinvestment of dividends and capital gains, if any.
--------------------------------------------------------------------------------

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2004, calculated among the 971 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

What Affected Fund Performance

The fund invests in a diversified group of Smith Barney mutual funds, which includes a variety of equity funds as well as a high-yield bond fund. The equity funds generally produced very strong returns, ranging from 34.5% for the Smith Barney Mid Cap Core Fund to as high as 53.3% in the Smith Barney Large Capitalization Growth Fund. The Smith Barney Small Cap Core Fund also gained over 50% (50.4%, actually), while two other funds (the Smith Barney Small Cap Growth Fund and the Smith Barney Aggressive Growth Fund) were up by more than 40%. The Smith Barney High Income Fund, which invests in lower quality fixed-income issues, was up 25.8%, as yield spreads on high-yield issues narrowed considerably during the year.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Select High Growth Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/Steven Bleiberg


Steven Bleiberg
Portfolio Manager
February 13, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 15 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely-held common stocks. Please note that an investor cannot invest directly in an index.
(ii) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
(iii) The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
(iv) The Citigroup High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns -- Select High Growth Portfolio+ (unaudited)
.................................................................................
Year Ended 1/31/04                                                        44.79%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                                                   1.55
--------------------------------------------------------------------------------
2/5/97* through 1/31/04                                                    5.13
================================================================================

Cumulative Total Return -- Select High Growth Portfolio+ (unaudited)
.................................................................................
2/5/97* through 1/31/04                                                   41.86%
================================================================================

+ All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charge which, if reflected, would reduce the performance shown.
*     Commencement of operations.

Value of $10,000 Invested in the Select High Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Citigroup High-Yield Market Index
.................................................................................

February 5, 1997 -- January 31, 2004 (unaudited)

  [The following table was depicted as a line chart in the printed material.]

                                                                            Citigroup
            Select High           S&P       Russell 2000     MSCI EAFE     High-Yield
          Growth Portfolio     500 Index        Index          Index      Market Index
          ----------------     ---------    ------------     ---------    ------------
 2/5/97         10000            10000          10000          10000         10000
   1/98         11060            12689          11807          11028         11487
   1/99         13138            16814          11851          12635         11812
   1/00         15563            18551          13953          15067         11743
   1/01         15356            18383          14469          13813         11921
   1/02         12839            15415          13949          10249         11968
   1/03          9798            11869          10898           8719         12172
1/31/04         14186            15970          17222          12788         15594

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of the equity total returns for Europe, Australasia and the Far East. The Citigroup High-Yield Market Index covers a significant portion of the below investment-grade U.S. corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

                          THE SELECT GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                            Target Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                             30%    Bond Funds
                             70%    Stock Funds

The Select Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.

.................................................................................

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed from time to time upon the approval of the Smith Barney Allocation Series' Board of Directors.

--------------------------------------------------------------------------------
                               Performance Review
--------------------------------------------------------------------------------

For the 12 months ended January 31, 2004, the Select Growth Portfolio returned 35.66%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,(i) the Russell 2000 Index,(ii) the MSCI EAFE Index,(iii) and the Lehman Brothers Government/Credit Bond Index(iv) returned 34.55%, 58.03%, 46.67%, and 5.62%, respectively, for the same period. The fund underperformed its Lipper multi-cap core variable funds category average, which was 37.74% for the same period.(1)

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                             AS OF JANUARY 31, 2004
                            (excluding sales charges)

--------------------------------------------------------------------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
Select Growth Portfolio                                     16.00%       35.66%
--------------------------------------------------------------------------------
S&P 500 Index                                               15.22        34.55
--------------------------------------------------------------------------------
Russell 2000 Index                                          22.67        58.03
--------------------------------------------------------------------------------
MSCI EAFE Index                                             25.35        46.67
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                 4.76         5.62
--------------------------------------------------------------------------------
Lipper Multi-Cap Core Variable Funds Category Average       15.90        37.74
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The Lehman Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2004, calculated among the 1,019 funds for the six-month period and among the 971 funds for the 12-month period, in the fund's Lipper multi-cap core variable funds category including the reinvestment of dividends and capital gains, if any.
--------------------------------------------------------------------------------

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2004, calculated among the 971 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

What Affected Fund Performance

The fund invests in a diversified group of Smith Barney mutual funds, which includes both equity funds and fixed-income funds. The equity funds generally produced very strong returns, ranging from 34.5% for the Smith Barney Mid Cap Core Fund, to as high as 53.3% in the Smith Barney Large Capitalization Growth Fund. The Smith Barney Small Cap Core Fund also gained over 50% (50.4%, actually), while two other funds (the Smith Barney Small Cap Growth Fund and the Smith Barney Aggressive Growth Fund) were up by more than 40%. The fund's bond funds, which together make up approximately 25% of the fund's holdings, produced lower returns. The investment-grade bond funds produced returns in the range of 2.6% (Smith Barney Government Securities Fund) to 6.8% (Smith Barney Investment Grade Bond Fund). The Smith Barney High Income Fund, which invests in lower quality fixed-income issues, was able to generate a total return of 25.8%, as yield spreads on high-yield issues narrowed considerably during the year.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Select Growth Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Steven Bleiberg


Steven Bleiberg
Portfolio Manager

February 13, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 16 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(ii) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
(iii) The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an index.
(iv) The Lehman Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.

Average Annual Total Returns -- Select Growth Portfolio+ (unaudited)
.................................................................................
Year Ended 1/31/04                                                        35.66%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                                                   1.16
--------------------------------------------------------------------------------
2/5/97* through 1/31/04                                                    4.82
================================================================================

Cumulative Total Return -- Select Growth Portfolio+ (unaudited)
.................................................................................
2/5/97* through 1/31/04                                                   38.98%
================================================================================

+ All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charge which, if reflected, would reduce the performance shown.
*     Commencement of operations.

Value of $10,000 Invested in the Select Growth Portfolio vs. the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Brothers Government/Credit Bond Index
.................................................................................
February 5, 1997 --- January 31, 2004 (unaudited)

  [The following table was depicted as a line chart in the printed material.]

            Select Growth       S&P        Russell 2000    MSCI EAFE    Lehman Brothers Government/
              Portfolio      500 Index        Index          Index            Credit Bond Index
            -------------    ---------     ------------    ---------    ---------------------------
 2/5/97         10000          10000           10000         10000             10000
   1/98         11280          12689           11807         11028             11117
   1/99         13120          16814           11851         12635             12086
   1/00         14395          18551           13953         15067             11738
   1/01         14426          18383           14469         13813             13353
   1/02         12499          15415           13949         10249             14355
   1/03         10245          14605           13329          9311             15251
1/31/04         13898          19650           21064         13657             16108

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite index that consists of equity total returns for Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

                         THE SELECT BALANCED PORTFOLIO

--------------------------------------------------------------------------------
                            Target Asset Allocation
--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                             50%    Bond Funds
                             50%    Stock Funds

The Select Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.

.................................................................................

The Target Asset Allocation set forth above represents an approximate mix of investments for the Select Balanced Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series' Board of Directors.

--------------------------------------------------------------------------------
                               Performance Review
--------------------------------------------------------------------------------

For the 12 months ended January 31, 2004, the Select Balanced Portfolio returned 23.35%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,(i) the Lehman Brothers Government/Credit Bond Index,(ii) the Citigroup World Government Bond Index,(iii) and the Citigroup One-Year U.S. Treasury Bill Index(iv) returned 34.55%, 5.62%, 13.66%, and 1.51%, respectively, for the same period. The fund outperformed its Lipper balanced variable funds category average, which was 20.45% for the same period.(1)

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                             AS OF JANUARY 31, 2004
                            (excluding sales charges)

--------------------------------------------------------------------------------
                                                         6 Months      12 Months
--------------------------------------------------------------------------------
Select Balanced Portfolio                                 12.56%        23.35%
--------------------------------------------------------------------------------
S&P 500 Index                                             15.22         34.55
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index               4.76          5.62
--------------------------------------------------------------------------------
Citigroup One-Year U.S. Treasury Bill Index                0.77          1.51
--------------------------------------------------------------------------------
Citigroup World Government Bond Index                     10.87         13.66
--------------------------------------------------------------------------------
Lipper Balanced Variable Funds Category Average           10.16         20.45
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). The Citigroup One-Year U.S. Treasury Bill Index consists of one one-Year United States Treasury Bill whose return is tracked until its maturity. The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2004, calculated among the 749 funds for the six-month period and among the 723 funds for the 12-month period, in the fund's Lipper balanced variable funds category including the reinvestment of dividends and capital gains, if any.

--------------------------------------------------------------------------------

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2004, calculated among the 723 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

What Affected Fund Performance

The fund invests in a diversified group of Smith Barney mutual funds, which includes both equity funds and fixed-income funds. The equity funds generally produced very strong returns, ranging from roughly 29% for the Smith Barney Appreciation Fund, to as high as 47% in the Smith Barney Fundamental Value Fund. The SB Convertible Fund also participated in the equity market rally, rising 42.4% for the period. Among the fund's bond funds, returns were lower, though all were positive. Most of the bond funds produced returns in the low single-digits (i.e., less than 3%), with the exception of the Smith Barney Diversified Strategic Income Fund, which returned 11.9% for the period. In general, the managers of the fund's bond funds had expected interest rates to rise in 2003, and therefore had structured their portfolios in a very defensive way, with regard to both duration and credit quality. However, during the period lower-quality bonds tended to outperform higher quality bonds, which we believe accounted for much of the underperformance of the fund's bond funds relative to their benchmarks.

Thank you for your investment in the Smith Barney Allocation Series Inc. -- Select Balanced Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Steven Bleiberg


Steven Bleiberg
Portfolio Manager

February 13, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 17 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High-yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(ii) The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.
(iii) The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. Please note that an investor cannot invest directly in an index.
(iv) The Citigroup One-Year U.S. Treasury Bill Index consists of one One-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

Average Annual Total Returns -- Select Balanced Portfolio+ (unaudited)
.................................................................................
Year Ended 1/31/04                                                        23.35%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                                                    4.83
--------------------------------------------------------------------------------
2/5/97* through 1/31/04                                                     6.64
================================================================================

Cumulative Total Return -- Select Balanced Portfolio+ (unaudited)
.................................................................................
2/5/97* through 1/31/04                                                   56.71%
================================================================================

+ All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charge which, if reflected, would reduce the performance shown.
*     Commencement of operations.

Value of $10,000 Invested in the Select Balanced Portfolio vs. the S&P 500
Index, Lehman Brothers Government/Credit Bond Index, Citigroup World Government Bond Index and Citigroup One-Year U.S. Treasury Bill Index
.................................................................................
February 5, 1997 -- January 31, 2004 (unaudited)

  [The following table was depicted as a line chart in the printed material.]

                                              Lehman Brothers         Citigroup                Citigroup
            Select Balanced     S&P 500     Government/Credit      World Government          One-Year U.S.
              Portfolio          Index          Bond Index            Bond Index          Treasury Bill Index
            -------------       -------     -----------------      ----------------       --------------------
 2/5/97         10000            10000            10000                 10000                     10000
   1/98         11280            12689            11117                 11111                     10629
   1/99         12381            16814            12086                 12863                     11224
   1/00         12961            18551            11738                 12164                     11686
   1/01         14201            18383            13353                 13585                     12628
   1/02         13544            15415            14355                 13218                     13337
   1/03         12704            11869            15822                 16314                     13819
1/31/04         15671            15970            16712                 18542                     14028

The chart above represents a hypothetical illustration of $10,000 invested on February 5, 1997 (commencement of operations) assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 2004. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index, formerly known as Lehman Brothers Government/Corporate Bond Index, is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Citigroup One-Year U.S. Treasury Bill Index consists of one one-year United States Treasury Bill whose return is tracked until its maturity. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown.

The Select High Growth Portfolio
Schedule of Investments                                         January 31, 2004
.................................................................................

 Shares                                  Description                                                                 Value
==============================================================================================================================
Underlying Funds -- 99.2%
  146,775    Smith Barney Aggressive Growth Fund Inc.                                                             $ 13,719,090
  388,116    Smith Barney Funds, Inc. - Large Cap Value Fund                                                         5,953,703
  638,528    Smith Barney Income Funds - Smith Barney High Income Fund                                               4,508,009
1,034,365    Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                         12,391,697
  631,140    Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                                 6,443,936
  479,396    Smith Barney Investment Series - SB Growth and Income Fund                                              7,018,358
  799,812    Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                          18,379,672
  279,733    Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                          5,891,181
1,525,851    Smith Barney Small Cap Core Fund, Inc.                                                                 23,253,966
  903,749    Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                                11,694,516
------------------------------------------------------------------------------------------------------------------------------
             Total Underlying Funds (Cost -- $107,889,457)                                                         109,254,128
==============================================================================================================================

  Face
 Amount                                  Description                                                                 Value
==============================================================================================================================
Repurchase Agreement -- 0.8%
$ 902,000    Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $902,072;
               (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $920,044)
               (Cost -- $902,000)                                                                                      902,000
==============================================================================================================================
             Total Investments -- 100.0% (Cost -- $108,791,457*)                                                  $110,156,128
==============================================================================================================================

*     Aggregate cost for Federal income tax purposes is $110,038,195.

                       See Notes to Financial Statements.

The Select Growth Portfolio
Schedule of Investments                                         January 31, 2004
.................................................................................

 Shares                                  Description                                                                 Value
==============================================================================================================================
Underlying Funds -- 99.8%
  108,565    Smith Barney Aggressive Growth Fund Inc.                                                             $ 10,147,526
1,289,017    Smith Barney Funds, Inc. - Large Cap Value Fund                                                        19,773,524
2,272,925    Smith Barney Income Funds - Smith Barney High Income Fund                                              16,046,850
  699,058    Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                            6,948,635
  827,951    Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund                          9,918,856
1,100,940    Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund                           14,367,272
  969,731    Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund                                 9,900,956
1,356,120    Smith Barney Investment Series - SB Growth and Income Fund                                             19,853,594
1,186,813    Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund                          27,272,954
  468,037    Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund                                          9,856,859
  678,070    Smith Barney Small Cap Core Fund, Inc.                                                                 10,333,792
1,440,280    Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                                18,637,222
------------------------------------------------------------------------------------------------------------------------------
             Total Underlying Funds (Cost -- $183,675,253)                                                         173,058,040
==============================================================================================================================

  Face
 Amount                                  Description                                                                 Value
==============================================================================================================================
Repurchase Agreement -- 0.2%
$ 432,000    Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $432,035;
               (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $440,642)
               (Cost -- $432,000)                                                                                      432,000
==============================================================================================================================
             Total Investments -- 100.0% (Cost -- $184,107,253*)                                                  $173,490,040
==============================================================================================================================

*     Aggregate cost for Federal income tax purposes is $185,755,597.

                       See Notes to Financial Statements.

The Select Balanced Portfolio
Schedule of Investments                                         January 31, 2004
.................................................................................

 Shares                                  Description                                                                 Value
==============================================================================================================================
Underlying Funds -- 99.8%
2,076,543    Smith Barney Appreciation Fund Inc.                                                                  $ 29,009,307
1,974,968    Smith Barney Fundamental Value Fund Inc.                                                               29,229,527
1,009,181    Smith Barney Funds, Inc. - Large Cap Value Fund                                                        15,480,840
2,509,508    Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund                                       10,690,506
1,854,089    Smith Barney Income Funds - SB Capital and Income Fund                                                 29,776,668
1,653,461    Smith Barney Income Funds - SB Convertible Fund                                                        30,506,362
5,448,094    Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund                             37,373,926
2,364,429    Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund                           23,502,428
1,033,007    Smith Barney Investment Series - SB Growth and Income Fund                                             15,123,216
1,875,306    Smith Barney Managed Governments Fund Inc.                                                             23,891,393
1,099,673    Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                      11,678,524
1,190,420    Smith Barney World Funds, Inc. - International All Cap Growth Portfolio                                15,404,035
------------------------------------------------------------------------------------------------------------------------------
                 Total Underlying Funds (Cost -- $268,313,423)                                                     271,666,732
==============================================================================================================================

  Face
 Amount                                  Description                                                                 Value
==============================================================================================================================
Repurchase Agreement -- 0.2%
$ 510,000    Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $510,041;
               (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $520,202)
               (Cost -- $510,000)                                                                                      510,000
==============================================================================================================================
             Total Investments -- 100.0% (Cost -- $268,823,423*)                                                  $272,176,732
==============================================================================================================================

*     Aggregate cost for Federal income tax purposes is $272,487,949.

                       See Notes to Financial Statements.

Statements of Assets and Liabilities                            January 31, 2004
.................................................................................

                                                                    Select          Select           Select
                                                                 High Growth        Growth          Balanced
                                                                  Portfolio        Portfolio        Portfolio
================================================================================================================
Assets:
   Investments, at cost                                         $ 108,791,457    $ 184,107,253    $ 268,823,423
----------------------------------------------------------------------------------------------------------------
   Investments, at value                                        $ 110,156,128    $ 173,490,040    $ 272,176,732
   Cash                                                                   824              528              444
   Dividends and interest receivable                                   35,039          207,768          536,110
   Receivable for Fund shares sold                                        528            1,205           26,353
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                   110,192,519      173,699,541      272,739,639
----------------------------------------------------------------------------------------------------------------
Liabilities:
   Management fees payable                                             28,307           46,961           75,671
   Payable for Fund shares reacquired                                   8,575           11,672           35,159
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                   36,882           58,633          110,830
================================================================================================================
 Total Net Assets                                               $ 110,155,637    $ 173,640,908    $ 272,628,809
================================================================================================================
Net Assets:
   Par value of capital shares                                  $       9,477    $      17,395    $      23,617
   Capital paid in excess of par value                            136,118,613      215,908,473      285,678,247
   Undistributed net investment income                                    663          154,531          397,081
   Accumulated net realized loss from investment transactions     (27,337,787)     (31,822,278)     (16,823,445)
   Net unrealized appreciation (depreciation) of investments        1,364,671      (10,617,213)       3,353,309
================================================================================================================
Total Net Assets                                                $ 110,155,637    $ 173,640,908    $ 272,628,809
================================================================================================================
Shares Outstanding                                                  9,476,976       17,395,021       23,617,051
----------------------------------------------------------------------------------------------------------------
Net Asset Value                                                 $       11.62    $        9.98    $       11.54
================================================================================================================

                       See Notes to Financial Statements.

Statements of Operations                     For the Year Ended January 31, 2004
.................................................................................

                                                                              Select         Select          Select
                                                                           High Growth       Growth         Balanced
                                                                            Portfolio       Portfolio       Portfolio
=======================================================================================================================
Investment Income:
   Income distributions from Underlying Funds                             $    812,521    $  3,157,914    $  7,808,388
   Interest                                                                      5,091           7,833          11,044
-----------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                     817,612       3,165,747       7,819,432
-----------------------------------------------------------------------------------------------------------------------
Expenses:
   Management fees (Note 2)                                                    338,081         548,430         880,834
-----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                              338,081         548,430         880,834
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                          479,531       2,617,317       6,938,598
-----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 3):
   Realized Gain (Loss) From:
     Sale of Underlying Funds                                              (13,239,217)    (20,608,359)     (6,035,340)
     Capital gain distributions from Underlying Funds                               --          24,881              --
-----------------------------------------------------------------------------------------------------------------------
   Net Realized Loss                                                       (13,239,217)    (20,583,478)     (6,035,340)
-----------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation) of Investments:
     Beginning of year                                                     (47,127,017)    (76,420,774)    (48,763,614)
     End of year                                                             1,364,671     (10,617,213)      3,353,309
-----------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)                     48,491,688      65,803,561      52,116,923
-----------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                                     35,252,471      45,220,083      46,081,583
=======================================================================================================================
Increase in Net Assets From Operations                                    $ 35,732,002    $ 47,837,400    $ 53,020,181
=======================================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets              For the Years Ended January 31,
.................................................................................

Select High Growth Portfolio                                            2004             2003
===================================================================================================
Operations:
   Net investment income                                            $     479,531    $     351,717
   Net realized loss                                                  (13,239,217)      (8,427,703)
   Increase (decrease) in net unrealized appreciation                  48,491,688      (22,068,367)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                   35,732,002      (30,144,353)
---------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                                                 (579,687)      (1,237,522)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders             (579,687)      (1,237,522)
---------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares                                     2,376,335        1,526,777
   Net asset value of shares issued for reinvestment of dividends         579,687        1,237,522
   Cost of shares reacquired                                          (14,752,973)     (20,154,813)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                (11,796,951)     (17,390,514)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets                                   23,355,364      (48,772,389)

Net Assets:
   Beginning of year                                                   86,800,273      135,572,662
===================================================================================================
   End of year*                                                     $ 110,155,637    $  86,800,273
===================================================================================================
* Includes undistributed net investment income of:                  $         663    $     100,819
===================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets              For the Years Ended January 31,
.................................................................................

Select Growth Portfolio                                                  2004             2003
===================================================================================================
Operations:
   Net investment income                                            $   2,617,317    $   2,904,318
   Net realized loss                                                  (20,583,478)      (9,661,655)
   (Increase) decrease in net unrealized depreciation                  65,803,561      (29,406,022)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                   47,837,400      (36,163,359)
---------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                                               (2,566,221)     (19,279,957)
   Net realized gains                                                          --      (10,277,645)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders           (2,566,221)     (29,557,602)
---------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares                                     2,480,901        2,727,303
   Net asset value of shares issued for reinvestment of dividends       2,566,221       29,557,602
   Cost of shares reacquired                                          (22,460,166)     (32,281,568)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share Transactions     (17,413,044)           3,337
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets                                   27,858,135      (65,717,624)

Net Assets:
   Beginning of year                                                  145,782,773      211,500,397
===================================================================================================
   End of year*                                                     $ 173,640,908    $ 145,782,773
===================================================================================================
* Includes undistributed net investment income of:                  $     154,531    $     103,435
===================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets              For the Years Ended January 31,
.................................................................................

Select Balanced Portfolio                                                2004             2003
===================================================================================================
Operations:
   Net investment income                                            $   6,938,598    $   6,679,687
   Net realized loss                                                   (6,035,340)      (7,408,494)
   Increase (decrease) in net unrealized appreciation                  52,116,923      (17,862,651)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                   53,020,181      (18,591,458)
---------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
   Net investment income                                               (6,541,517)     (17,099,189)
   Capital                                                                     --         (822,009)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders           (6,541,517)     (17,921,198)
---------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
   Net proceeds from sale of shares                                    10,012,037       12,499,064
   Net asset value of shares issued for reinvestment of dividends       6,541,517       17,921,198
   Cost of shares reacquired                                          (32,302,660)     (43,493,177)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                (15,749,106)     (13,072,915)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets                                   30,729,558      (49,585,571)

Net Assets:
   Beginning of year                                                  241,899,251      291,484,822
===================================================================================================
   End of year*                                                     $ 272,628,809    $ 241,899,251
===================================================================================================
* Includes undistributed net investment income of:                  $     397,081               --
===================================================================================================

                       See Notes to Financial Statements.

Notes to Financial Statements
.................................................................................

1. Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios ("Fund(s)") are separate investment funds of the Smith Barney Allocation Series Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and six other separate investment funds:
Global, High Growth, Growth, Balanced, Conservative and Income Portfolios. The Funds invest in other mutual funds ("Underlying Funds") managed by Smith Barney Fund Management LLC, an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager. The financial statements and financial highlights for the other funds are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Funds are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (c) dividend income and short-term capital gains from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on the accrual basis; (d) long-term capital gains distributions from the Underlying Funds are recorded on the ex-dividend date as realized gains; (e) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method;
(f)dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (h) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Travelers Investment Adviser, Inc. ("TIA"), another indirect wholly-owned subsidiary of Citigroup, acts as the investment manager for the Funds. Each Fund pays TIA a monthly fee calculated at an annual rate of 0.35% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. From this fee, all expenses of the Funds are deducted, except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Funds by TIA.

Citicorp Trust Bank, fsb. ("CTB"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' transfer agent. For the year ended January 31, 2004, TIA paid, for each Fund, transfer agent fees of $5,000 to CTB.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                               Purchases              Sales
================================================================================
Select High Growth Portfolio                   $1,750,000          $14,508,846
Select Growth Portfolio                                --           17,287,176
Select Balanced Portfolio                         881,591           15,816,653
================================================================================

At January 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                                                                  Net Unrealized
                                                                   Appreciation
                                   Appreciation    Depreciation   (Depreciation)
================================================================================
Select High Growth Portfolio       $17,865,634    $(17,747,701)   $    117,933
Select Growth Portfolio             19,741,591     (32,007,148)    (12,265,557)
Select Balanced Portfolio           16,673,807     (16,985,024)       (311,217)
================================================================================

.................................................................................

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

5. Capital Shares

At January 31, 2004, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

                                             Year Ended            Year Ended
                                          January 31, 2004      January 31, 2003
================================================================================
SELECT HIGH GROWTH PORTFOLIO
   Shares sold                                  230,138              170,146
   Shares issued on reinvestment                 52,765              151,063
   Shares reacquired                         (1,564,128)          (2,207,025)
--------------------------------------------------------------------------------
   Net Decrease                              (1,281,225)          (1,885,816)
================================================================================
SELECT GROWTH PORTFOLIO
   Shares sold                                  270,219              302,210
   Shares issued on reinvestment                265,436            3,890,131
   Shares reacquired                         (2,665,533)          (3,393,027)
--------------------------------------------------------------------------------
   Net Increase (Decrease)                   (2,129,878)             799,314
================================================================================
SELECT BALANCED PORTFOLIO
   Shares sold                                  925,677            1,181,011
   Shares issued on reinvestment                579,921            1,871,333
   Shares reacquired                         (3,110,961)          (4,273,592)
--------------------------------------------------------------------------------
   Net Decrease                              (1,605,363)          (1,221,248)
================================================================================

6. Capital Loss Carryforward

At January 31, 2004, the Select High Growth, Select Growth and Select Balanced Portfolios had, for Federal income tax purposes, approximately $26,009,000, $29,289,000 and $13,148,000, respectively, of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on January 31 of the year indicated:

                                        2008      2009      2010        2011        2012
===========================================================================================
Select High Growth Portfolio               --       --  $5,256,000  $6,473,000  $14,280,000
Select Growth Portfolio                    --       --   1,225,000   6,918,000   21,146,000
Select Balanced Portfolio            $173,000  $25,000   2,751,000   1,182,000    9,017,000
===========================================================================================

In addition, Select High Growth, Select Growth and Select Balanced Portfolios had $81,586, $884,865 and $10,892, respectively, of capital losses realized after October 31, 2003, which were deferred for Federal income tax purposes to the first day of the following fiscal year.

.................................................................................

7. Income Tax Information and Distributions to Shareholders At January 31, 2004, the tax basis components of distributable earnings were:

                                  Undistributed    Accumulated      Unrealized
                                    Ordinary         Capital       Appreciation
                                     Income          Losses       (Depreciation)
================================================================================
Select High Growth Portfolio        $    663     $(26,009,463)    $    117,933
Select Growth Portfolio              154,531      (29,289,069)     (12,265,557)
Select Balanced Portfolio            397,081      (13,148,027)        (311,217)
================================================================================

At January 31, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year ended January 31, 2004 was:

                                                                       Ordinary
                                                                        Income
================================================================================
Select High Growth Portfolio                                          $  579,687
Select Growth Portfolio                                                2,566,221
Select Balanced Portfolio                                              6,541,517
================================================================================

The tax character of distributions paid during the year ended January 31, 2003 was:

                                 Ordinary      Long Term
                                  Income     Capital Gains  Capital     Total
================================================================================
Select High Growth Portfolio    $ 1,237,522            --        --  $ 1,237,522
Select Growth Portfolio          19,279,957   $10,277,645        --   29,557,602
Select Balanced Portfolio        17,099,189            --  $822,009   17,921,198
================================================================================

8. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Financial Highlights
.................................................................................

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select High Growth Portfolio                    2004            2003            2002(1)           2001(1)           2000(1)
=============================================================================================================================
Net Asset Value, Beginning of Year          $      8.07     $     10.72     $     14.23       $     15.16       $     13.02
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(2)                         0.05            0.04            0.08              0.65              0.60
  Net realized and unrealized gain (loss)          3.56           (2.58)          (2.37)            (0.84)             1.78
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                3.61           (2.54)          (2.29)            (0.19)             2.38
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.06)          (0.11)          (0.63)            (0.39)            (0.07)
  Net realized gains                                 --              --           (0.59)            (0.35)            (0.17)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.06)          (0.11)          (1.22)            (0.74)            (0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $     11.62     $      8.07     $     10.72       $     14.23       $     15.16
-----------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                   44.79%         (23.69)%        (16.39)%           (1.33)%           18.46%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $   110,156     $    86,800     $   135,573       $   182,570       $   148,033
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.35%           0.35%           0.35%             0.35%             0.35%
  Net investment income                            0.50            0.32            0.66              4.33              4.30
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               2%              1%              5%                7%                0%
=============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by TIA to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.

.................................................................................

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Growth Portfolio                        2004            2003(1)           2002(1)           2001(1)           2000(1)
==============================================================================================================================
Net Asset Value, Beginning of Year          $      7.47     $     11.29       $     13.03       $     13.80       $     12.87
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(2)                         0.15            0.16              0.26              0.58              0.51
  Net realized and unrealized gain (loss)          2.51           (2.20)            (2.00)            (0.55)             0.72
------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                2.66           (2.04)            (1.74)             0.03              1.23
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.15)          (1.15)               --             (0.37)            (0.13)
  Net realized gains                                 --           (0.63)               --             (0.43)            (0.17)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.15)          (1.78)               --             (0.80)            (0.30)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $      9.98     $      7.47       $     11.29       $     13.03       $     13.80
------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                   35.66%         (18.04)%          (13.35)%            0.22%             9.72%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $   173,641     $   145,783       $   211,500       $   272,426       $   236,028
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.35%           0.35%             0.35%             0.35%             0.35%
  Net investment income                            1.67            1.66              2.21              4.29              3.85
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               0%              3%                6%                4%                0%
==============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by TIA to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Balanced Portfolio                      2004             2003            2002(1)           2001(1)           2000(1)
=============================================================================================================================
Net Asset Value, Beginning of Year          $      9.59      $     11.02     $     12.35       $     12.13       $     12.04
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(2)                         0.30             0.34            0.43              0.60              0.48
  Net realized and unrealized gain (loss)          1.93            (1.04)          (1.00)             0.52              0.07
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                2.23            (0.70)          (0.57)             1.12              0.55
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.28)           (0.70)          (0.42)            (0.40)            (0.22)
  Net realized gains                                 --               --           (0.34)            (0.50)            (0.24)
  Capital                                            --            (0.03)             --                --                --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.28)           (0.73)          (0.76)            (0.90)            (0.46)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $     11.54      $      9.59     $     11.02       $     12.35       $     12.13
-----------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                   23.35%           (6.21)%         (4.62)%            9.57%             4.69%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $   272,629      $   241,899     $   291,485       $   228,352       $   192,922
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.35%            0.35%           0.35%             0.35%             0.35%
  Net investment income                            2.76             2.51            3.77              4.90              3.92
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               0%*              7%             10%                1%                0%
=============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by TIA to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
*     Amount represents less than 1%.

Independent Auditors' Report
.................................................................................

The Shareholders and Board of Directors of
Smith Barney Allocation Series Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Select High Growth, Select Growth and Select Balanced Portfolios ("Portfolios") of the Smith Barney Allocation Series Inc. ("Fund") as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Portfolios of the Fund as of January 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ KPMG LLP


New York, New York
March 10, 2004

Additional Information (unaudited)
.................................................................................

Information about Directors and Officers

The business and affairs of the Smith Barney Allocation Series Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Company Directors and is available, without charge, upon request by calling the Company's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Company's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                                Number of
                                                 Term of                                       Portfolios
                                                 Office*                                         in Fund
                                Position(s)    and Length                                        Complex           Other Board
                                 Held with      of Time          Principal Occupation(s)       Overseen by         Memberships
Name, Address and Age              Fund          Served          During Past Five Years          Director        Held by Director
---------------------           -----------    ----------        ----------------------        -----------       ----------------
Non-Interested Directors:

H. John Ellis                    Director         Since      Retired                                28                 None
858 East Crystal Downs Drive                      1996
Frankfort, MI 49635
Age76

Armon E. Kamesar                 Director         Since      Chairman, TEC International;           28         Inter Ocean Systems
7328 Country Club Drive                           1995       Trustee, US Bankruptcy Court                      Inc.
La Jolla, CA 92037
Age75

Stephen E. Kaufman               Director         Since      Attorney                               55                 None
Stephen E. Kaufman PC Co.                         1995
277 Park Avenue, 47th Floor
New York, NY10172
Age 71

John J. Murphy                   Director         Since      President, Murphy Capital              28        Barclays International
123 Prospect Street                               2002       Management                                       Funds Group Ltd. and
Ridgewood, NJ 07450                                                                                           affiliated companies
Age 59

Interested Director:

R. Jay Gerken, CFA**             Chairman,        Since      Managing Director of Citigroup        221                 None
Citigroup Asset Management       President        2002       Global Markets Inc. ("CGM");
("CAM")                          and Chief                   Chairman, President and Chief
399 Park Avenue, 4th Floor       Executive                   Executive Officer of Smith
New York, NY 10022               Officer                     Barney Fund Management LLC
Age 52                                                       ("SBFM"), Travelers Investment
                                                             Adviser, Inc. ("TIA") and Citi
                                                             Fund Management Inc. ("CFM");
                                                             President and Chief Executive
                                                             Officer of certain mutual funds
                                                             associated with Citigroup Inc.
                                                             ("Citigroup"); Formerly,
                                                             Portfolio Manager of Smith
                                                             Barney Allocation Series Inc.
                                                             (from 1996 to 2001) and Smith
                                                             Barney Growth and Income Fund
                                                             (from 1996 to 2000)

.................................................................................

                                                                                                Number of
                                                 Term of                                       Portfolios
                                                 Office*                                         in Fund
                                Position(s)    and Length                                        Complex           Other Board
                                 Held with      of Time          Principal Occupation(s)       Overseen by         Memberships
Name, Address and Age              Fund          Served          During Past Five Years          Director        Held by Director
---------------------           -----------    ----------        ----------------------        -----------       ----------------
Officers:

Andrew B. Shoup                  Senior Vice        Since    Director of CAM; Senior Vice          N/A                 N/A
CAM                              President          2003     President and Chief
125 Broad Street, 11th Floor     and Chief                   Administrative Officer of
New York, NY 10004               Adminis-                    mutual funds associated with
Age 47                           trative                     Citigroup; Treasurer of certain
                                 Officer                     mutual funds associated with
                                                             Citigroup; Head of
                                                             International Funds
                                                             Administration of CAM (from
                                                             2001 to 2003); Director of
                                                             Global Funds Administration of
                                                             CAM (from 2000 to 2001); Head
                                                             of U.S. Citibank Funds
                                                             Administration of CAM (from
                                                             1998 to 2000)

Richard L. Peteka                Chief              Since    Director of CGM; Chief Financial      N/A                 N/A
CAM                              Financial          2002     Officer and Treasurer of certain
125 Broad Street, 11th Floor     Officer and                 mutual funds associated with
New York, NY 10004               Treasurer                   Citigroup; Director and Head of
Age 42                                                       Internal Control for CAM U.S.
                                                             Mutual Fund Administration
                                                             (from 1999 to 2002); Vice
                                                             President, Head of Mutual Fund
                                                             Administration and Treasurer at
                                                             Oppenheimer Capital (from 1996
                                                             to 1999)

Steven Bleiberg                  Vice               Since    Managing Director of CAM;             N/A                 N/A
CAM                              President          2003     Managing Director and Chairman
399 Park Avenue, 4th Floor       and                         of the Global Equity Strategy
New York, NY 10022               Investment                  Group, Credit Suisse Asset
Age 44                           Officer                     Management (from 1991 to 2003)

Andrew Beagley                   Chief Anti-        Since    Director of CGM (since 2000);         N/A                 N/A
CAM                              Money              2002     Director of Compliance, North
399 Park Avenue, 4th Floor       Laundering                  America, CAM (since 2000);
New York, NY 10022               Compliance                  Chief Anti-Money Laundering
Age 40                           Officer                     Compliance Officer and Vice
                                                             President of certain mutual
                                                             funds associated with
                                                             Citigroup; Director of
                                                             Compliance, Europe, the Middle
                                                             East and Africa, CAM (from 1999
                                                             to 2000); Compliance Officer,
                                                             Salomon Brothers Asset
                                                             Management Limited, Smith
                                                             Barney Global Capital
                                                             Management Inc., Salomon
                                                             Brothers Asset Management Asia
                                                             Pacific Limited (from 1997 to
                                                             1999)

.................................................................................

                                                                                                Number of
                                                 Term of                                       Portfolios
                                                 Office*                                         in Fund
                                Position(s)    and Length                                        Complex           Other Board
                                 Held with      of Time          Principal Occupation(s)       Overseen by         Memberships
Name, Address and Age              Fund          Served          During Past Five Years          Director        Held by Director
---------------------           -----------    ----------        ----------------------        -----------       ----------------
Kaprel Ozsolak                   Controller       Since      Vice President of CGM;                N/A                 N/A
CAM                                               2002       Controller of certain mutual
125 Broad Street, 11th Floor                                 funds associated with
New York, NY 10004                                           Citigroup
Age 38

Robert I. Frenkel                Secretary        Since      Managing Director and General         N/A                 N/A
CAM                              and Chief        2003       Counsel of Global Mutual Funds
300 First Stamford Place         Legal Officer               for CAM and its predecessor
4th Floor                                                    (since 1994); Secretary of CFM;
Stamford, CT 06902                                           Secretary and Chief Legal
Age 48                                                       Officer of certain mutual funds
                                                             associated with Citigroup

----------
* Each Director and officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

Tax Information (unaudited)
.................................................................................

For Federal tax purposes, the Funds hereby designate for the fiscal year ended January 31, 2004:

      o Percentages of ordinary dividends paid as qualifying for the corporate dividends received deduction:

            Select High Growth Portfolio...............................   44.19%
            Select Growth Portfolio....................................   19.94
            Select Balanced Portfolio..................................   14.18

The following percentages of ordinary dividends paid by the Funds from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

            Select High Growth Portfolio...............................    0.01%
            Select Growth Portfolio....................................    3.12
            Select Balanced Portfolio..................................    7.02

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

Smith Barney Allocation Series Inc.
.................................................................................

Directors

H. John Ellis
R. Jay Gerken, CFA
  Chairman
Armon E. Kamesar
Stephen E. Kaufman
John J. Murphy

Officers

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Steven Bleiberg
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and Chief
Legal Officer

Investment Manager

Travelers Investment Adviser, Inc.

Custodian

State Street Bank and Trust Company

Smith Barney
Allocation Series Inc.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

Smith Barney Allocation Series Inc.
.................................................................................
Select High Growth Portfolio
Select Growth Portfolio
Select Balanced Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

This report is submitted for the general information of the owners of the Smith Barney Allocation Series Inc.: Select High Growth, Select Growth and Select Balanced Portfolios.

This document must be preceded or accompanied by a free prospectus. Investors should consider the funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest or send money.

                                           (C)2004 Citigroup Global Markets Inc.
                                                               Member NASD, SIPC
                                                                    FD01436 3/04
                                                                         04-6250

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Armon E. Kamesar, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Kamesar as the Audit Committee's financial expert. Mr. Kamesar is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Allocation Series Inc. of $126,000 and $157,000 for the years ended 1/31/04 and 1/31/03.

         (b) Audit-Related Fees for Smith Barney Allocation Series Inc. of $0 and $0 for the years ended 1/31/04 and 1/31/03.

         (c) Tax Fees for Smith Barney Allocation Series Inc. of $21,400 and $24,200 for the years ended 1/31/04 and 1/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Allocation Series Inc.

         (d) There were no all other fees for Smith Barney Allocation Series Inc. for the years ended 1/31/04 and 1/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X. The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)   N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Allocation Series Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Allocation Series Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Allocation Series Inc.

Date: April 5, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Allocation Series Inc.

Date: April 5, 2004


By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Allocation Series Inc.

Date: April 5, 2004